Amounts Receivable and Prepaid Expenses (Details) - Schedule of receivable and prepaid expenses - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of receivable and prepaid expenses [Abstract]
HST	$ 4,247	$ 1,698
Prepaid expenses and other receivables	3,973	8,328
Total	$ 8,220	$ 10,026